SCHEDULE OF ADVANCED TO SUPPLIERS (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Total advanced to suppliers	$ 12,136,967	$ 9,708,899
Gamehaus Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Total advanced to suppliers		9,708,899	$ 11,812,878
Third Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Total advanced to suppliers	10,837,402	8,514,694
Third Parties [Member] | Gamehaus Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Total advanced to suppliers		8,514,694	8,093,289
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total advanced to suppliers	$ 1,299,565	1,194,205
Related Party [Member] | Gamehaus Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Total advanced to suppliers		$ 1,194,205	$ 3,719,589